Filed Pursuant to Rule 497(i)
					Registration No. 333-138996


PRESS RELEASE				FOR IMMEDIATE RELEASE

HARRIS & HARRIS GROUP, INC. (R)		JUNE 15, 2007
111 WEST 57th STREET, SUITE 1100
NEW YORK, NEW YORK 10019		CONTACT: CHARLES E. HARRIS

NASDAQ/NMS SYMBOL: TINY 		TEL. NO. (212) 582-0900


         HARRIS & HARRIS GROUP ANNOUNCES 1.3 MILLION SHARE
       COMMON STOCK PLACEMENT WITH INSTITUTIONAL INVESTORS

      Harris & Harris Group, Inc., announced today that it has entered into definitive agreements with institutional investors to sell 1.3 million shares of its common stock at a price of $10.79 per share through a registered offering for net proceeds, after placement agent fees and estimated offering expenses, of approximately $13,060,880. The offering price was determined by the 10-day volume-weighted average price (VWAP) minus five percent. The closing is expected to take place on or about June 20, 2007, subject to the satisfaction of customary closing conditions.

      The shares will be issued directly to investors under Harris & Harris Group's shelf registration statement on Form N-2
(File No. 333-138996), which was declared effective by the Securities and Exchange Commission on May 11, 2007. Global Crown Capital, LLC acted as the exclusive placement agent in connection with the offering. A final prospectus supplement related to this offering was filed today with the Securities and Exchange Commission.

      This press release does not constitute an offer to sell or a solicitation of an offer to buy the securities referred to herein, nor shall there be any sale of these securities in any state in which such an offer, solicitation or sale would be unlawful prior to registration or qualification under the securities laws of any such state.

      Investors are advised to carefully consider the investment objectives, risks and charges and expenses of the Company before investing. The prospectus dated May 11, 2007, and the prospectus supplement dated J une 18, 2007, contain this and other information about the Company and should be read carefully before investing. An offering may be made only by means of a prospectus and a related prospectus supplement, copies of which may be obtained from Harris & Harris Group, Inc., 111 West 57th Street, Suite 1100, New York, NY 10019, at (212) 582-0900 or from
Global Crown Capital, LLC at 101 California Street, Suite 4550, San Francisco, CA 94111.

      Harris & Harris Group is a publicly traded venture capital company that makes initial investments exclusively in tiny technology, including nanotechnology, microsystems and microelectromechanical systems (MEMS). The Company's last 34 initial private equity investments have been in tiny technology-enabled companies. The Company had 21,806,896 shares of common stock outstanding as of June 15, 2007.

	Detailed information about Harris & Harris Group and its holdings can be found on its website at www.TinyTechVC.com.






This press release may contain statements of a forward-looking nature relating to future events. These forward-looking statements are subject to the inherent uncertainties in predicting future results and conditions. These statements reflect the Company's current beliefs, and a number of important factors could cause actual results to differ materially from those expressed in this press release. Please see the Company's Registration Statement on Form N-2, Prospectus Supplement and Annual Report on Form 10-K for the year ended December 31, 2006, as well as subsequent SEC filings, filed with the Securities and Exchange Commission for a more detailed discussion of the risks and uncertainties associated with the Company's business, including but not limited to the risks and uncertainties associated with venture capital investing and other significant factors that could affect the Company's actual results.
Except as otherwise required by Federal securities laws, Harris & Harris Group, Inc., undertakes no obligation to update or revise these forward-looking statements to reflect new events or uncertainties. The reference to the website www.TinyTechVC.com has been provided as a convenience, and the information contained on such website is not incorporated by reference into this press release.